UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7994

Western Asset Global Partners Income Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2006

WESTERN ASSET GLOBAL PARTNERS
INCOME FUND, INC.

FORM N-Q

NOVEMBER 30, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited)

November 30, 2006

Face Amount	Security (a)	Value
CORPORATE BONDS & NOTES — 61.3%

Aerospace & Defense — 0.7%
$275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$272,938
	DRS Technologies Inc., Senior Subordinated Notes:
675,000	6.875% due 11/1/13	683,437
65,000	6.625% due 2/1/16	65,813
750,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	780,937

	Total Aerospace & Defense	1,803,125

Airlines — 0.8%
	Continental Airlines Inc.:
80,000	Notes, 8.750% due 12/1/11	80,900
	Pass-Through Certificates:
46,540	Series 1998-1, Class C, 6.541% due 9/15/08	46,628
222,723	Series 2000-2, Class C, 8.312% due 4/2/11	222,862
265,000	Series 2001-2, Class D, 7.568% due 12/1/06	265,166
	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1:
202,764	6.619% due 3/18/11 (b)	202,891
891,000	7.111% due 9/18/11 (b)	901,580
310,000	7.711% due 9/18/11 (b)	307,869

	Total Airlines	2,027,896

Auto Components — 0.7%
420,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	415,800
	TRW Automotive Inc.:
174,000	Senior Notes, 9.375% due 2/15/13	187,485
59,000	Senior Subordinated Notes, 11.000% due 2/15/13	65,047
	Visteon Corp., Senior Notes:
670,000	8.250% due 8/1/10	654,925
515,000	7.000% due 3/10/14	453,200

	Total Auto Components	1,776,457

Automobiles — 2.1%
	Ford Motor Co.:
	Debentures:
315,000	8.875% due 1/15/22	276,412
175,000	8.900% due 1/15/32	160,125
4,135,000	Notes, 7.450% due 7/16/31	3,292,494
	General Motors Corp.:
375,000	Notes, 7.200% due 1/15/11	358,594
	Senior Debentures:
200,000	8.250% due 7/15/23	183,250
1,200,000	8.375% due 7/15/33	1,099,500
110,000	United Auto Group Inc., Senior Subordinated Bonds, 7.750% due 12/15/16 (c)	110,000

	Total Automobiles	5,480,375

Beverages — 0.2%
515,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	529,806

Biotechnology — 0.1%
235,000	Angiotech Pharmaceuticals Inc., Senior Notes, 9.103% due 12/1/13 (c)(d)	235,000

Building Products — 1.2%
	Associated Materials Inc.:
1,475,000	Senior Discount Notes, step bond to yield 12.071% due 3/1/14	951,375
20,000	Senior Subordinated Notes, 9.750% due 4/15/12	20,550
700,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	750,750

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Building Products — 1.2% (continued)
$400,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$388,000
1,395,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.429% due 3/1/14	969,525

	Total Building Products	3,080,200

Capital Markets — 0.4%
423,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	466,357
	E*TRADE Financial Corp., Senior Notes:
470,000	7.375% due 9/15/13	485,275
200,000	7.875% due 12/1/15	213,000

	Total Capital Markets	1,164,632

Chemicals — 2.4%
370,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	365,375
500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	536,250
760,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (c)	744,800
	Huntsman International LLC, Senior Subordinated Notes:
685,000	10.125% due 7/1/09	698,700
225,000	7.875% due 11/15/14 (c)	227,250
100,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	114,375
	Lyondell Chemical Co.:
	Senior Notes:
205,000	8.000% due 9/15/14	212,431
165,000	8.250% due 9/15/16	172,425
	Senior Secured Notes:
147,000	9.500% due 12/15/08	151,043
305,000	11.125% due 7/15/12	331,687
20,000	10.500% due 6/1/13	22,100
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	488,250
790,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	821,600
1,130,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (c)	1,079,150
223,000	Rhodia SA, Senior Notes, 10.250% due 6/1/10	254,778
265,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	259,700

	Total Chemicals	6,479,914

Commercial Banks — 0.8%
300,000	Banco Mercantil del Norte SA, Bonds, 6.135% due 10/13/16 (c)(d)	305,544
1,620,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (c)(e)	1,719,225

	Total Commercial Banks	2,024,769

Commercial Services & Supplies — 1.2%
275,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	283,250
	Allied Waste North America Inc., Senior Notes, Series B:
200,000	9.250% due 9/1/12	214,500
175,000	7.250% due 3/15/15	175,875
350,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	389,865
649,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated
	Notes, Series B, 9.500% due 2/15/13	684,695
130,000	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (c)	126,750
460,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (c)	468,050
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(f)	2,000
795,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (c)	869,531

	Total Commercial Services & Supplies	3,214,516

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Communications Equipment — 0.3%
$95,000	Hawaiian Telcom Communications Inc., Senior Notes, Series B, 10.889% due 5/1/13 (d)	$95,475
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	796,400

	Total Communications Equipment	891,875

Consumer Finance — 2.6%
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10	100,531
830,000	7.000% due 10/1/13	797,153
	Senior Notes:
862,000	10.640% due 6/15/11 (c)(d)	920,484
90,000	9.875% due 8/10/11	96,377
	General Motors Acceptance Corp., Notes:
1,300,000	6.875% due 8/28/12	1,341,266
3,125,000	8.000% due 11/1/31	3,512,694

	Total Consumer Finance	6,768,505

Containers & Packaging — 1.1%
390,000	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (c)	395,362
720,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	716,400
	Graphic Packaging International Corp.:
195,000	Senior Notes, 8.500% due 8/15/11	201,825
555,000	Senior Subordinated Notes, 9.500% due 8/15/13	574,425
	Owens-Brockway Glass Container Inc., Senior Notes:
75,000	8.250% due 5/15/13	77,625
525,000	6.750% due 12/1/14	509,250
175,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	177,625
260,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	267,800
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (b)	37,375

	Total Containers & Packaging	2,957,687

Diversified Consumer Services — 1.0%
345,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (c)	357,075
	Hertz Corp.:
735,000	Senior Notes, 8.875% due 1/1/14 (c)	766,237
1,170,000	Senior Subordinated Notes, 10.500% due 1/1/16 (c)	1,281,150
	Service Corp. International:
90,000	Debentures, 7.875% due 2/1/13	94,163
180,000	Senior Notes, 7.625% due 10/1/18	189,000

	Total Diversified Consumer Services	2,687,625

Diversified Financial Services — 2.6%
450,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)	462,937
335,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	324,950
	CitiSteel USA Inc., Senior Secured Notes:
225,000	12.949% due 9/1/10 (d)	234,000
140,000	15.000% due 10/1/10 (c)(g)	154,000
500,000	Dow Jones CDX HY, Series 7-T3, 8.000% due 12/29/11 (c)	509,650
130,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (c)	135,200
750,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.750% due 11/15/14 (c)	765,000
440,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	449,350

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Diversified Financial Services — 2.6% (continued)
$295,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	$280,250
280,000	Sally Holdings LLC, Senior Subordinated Notes, 10.500% due 11/15/16 (c)	288,750
315,000	Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	313,748
467,540	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.538% due 5/1/16 (c)	474,489
760,000	TNK-BP Finance SA, 7.500% due 7/18/16 (c)	804,453
230,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	243,800
270,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	295,650
600,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.044% due 10/1/15	459,000
755,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	758,775

	Total Diversified Financial Services	6,954,002

Diversified Telecommunication Services — 3.9%
70,000	Axtel SA de CV, 11.000% due 12/15/13	78,050
	Cincinnati Bell Inc.:
580,000	Senior Notes, 7.000% due 2/15/15	575,650
105,000	Senior Subordinated Notes, 8.375% due 1/15/14	107,888
80,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	72,400
445,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	487,275
650,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	680,875
375,000	Inmarsat Finance PLC, 7.625% due 6/30/12	389,531
	Intelsat Bermuda Ltd., Senior Notes:
485,000	9.250% due 6/15/16 (c)	521,375
975,000	11.250% due 6/15/16 (c)	1,073,719
230,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	212,175
90,000	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	94,163
	Level 3 Financing Inc., Senior Notes:
180,000	11.800% due 3/15/11 (d)	191,250
310,000	9.250% due 11/1/14 (c)	315,037
415,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (c)	440,937
340,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	361,250
195,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	205,725
	Qwest Communications International Inc., Senior Notes:
60,000	7.500% due 2/15/14	62,100
285,000	Series B, 7.500% due 2/15/14	294,975
	Qwest Corp.:
1,460,000	Debentures, 6.875% due 9/15/33	1,419,850
995,000	Notes, 8.875% due 3/15/12	1,113,156
800,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	822,624
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (c)	730,925
75,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (c)	84,938

	Total Diversified Telecommunication Services	10,335,868

Electric Utilities — 0.9%
	Enersis SA, Notes:
1,247,000	7.375% due 1/15/14	1,357,741
472,000	7.400% due 12/1/16	524,485
192,004	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	209,404
360,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	409,500

	Total Electric Utilities	2,501,130

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
$110,000	Senior Notes, 9.500% due 10/15/15 (c)	$113,438
350,000	Senior Secured Bond, 7.875% due 10/15/14 (c)	361,375

	Total Electronic Equipment & Instruments	474,813

Energy Equipment & Services — 0.4%
355,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (c)	360,325
507,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	512,070
100,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	102,750
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	182,437

	Total Energy Equipment & Services	1,157,582

Food Products — 0.3%
800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	757,000

Gas Utilities — 0.3%
790,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	770,250

Health Care Providers & Services — 2.8%
600,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	651,000
855,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	865,687
	HCA Inc.:
	Debentures:
400,000	7.500% due 12/15/23	324,443
365,000	7.500% due 11/15/95	274,902
	Notes:
875,000	6.375% due 1/15/15	730,625
35,000	7.690% due 6/15/25	29,146
125,000	Senior Notes, 6.500% due 2/15/16	104,063
	Senior Secured Notes:
475,000	9.250% due 11/15/16 (c)	498,156
435,000	9.625% due 11/15/16 (c)	457,838
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	975,000
	Tenet Healthcare Corp., Senior Notes:
754,000	7.375% due 2/1/13	691,795
1,000,000	9.875% due 7/1/14	1,007,500
190,000	6.875% due 11/15/31	152,950
725,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	730,438

	Total Health Care Providers & Services	7,493,543

Hotels, Restaurants & Leisure — 3.9%
400,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	398,500
425,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	446,781
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	126,875
315,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (c)	315,788
675,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	711,281
215,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	230,050
475,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	458,375
550,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	583,000
770,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	823,900
700,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	688,625
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	532,812

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Hotels, Restaurants & Leisure — 3.9% (continued)
	MGM MIRAGE Inc., Senior Notes:
$400,000	6.750% due 9/1/12	$397,000
300,000	6.625% due 7/15/15	289,875
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
375,000	7.125% due 8/15/14	379,688
375,000	6.875% due 2/15/15	374,063
700,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	691,250
675,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	691,875
610,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (c)	664,900
60,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	64,050
525,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	536,156
	Station Casinos Inc.:
115,000	Senior Notes, 7.750% due 8/15/16	118,881
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	447,094
125,000	6.625% due 3/15/18	114,375
135,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% due 12/1/14	133,650

	Total Hotels, Restaurants & Leisure	10,218,844

Household Durables — 1.5%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	56,513
	Beazer Homes USA Inc., Senior Notes:
50,000	6.875% due 7/15/15	48,500
295,000	8.125% due 6/15/16	307,538
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(f)(h)	0
675,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	705,375
	K Hovnanian Enterprises Inc., Senior Notes:
465,000	7.500% due 5/15/16	466,162
615,000	8.625% due 1/15/17	648,825
485,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	497,125
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.822% due 9/1/12	576,850
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	626,250

	Total Household Durables	3,933,138

Household Products — 0.4%
	Nutro Products Inc.:
75,000	Senior Notes, 9.400% due 10/15/13 (c)(d)	77,625
205,000	Senior Subordinated Notes, 10.750% due 4/15/14 (c)	223,450
	Spectrum Brands Inc., Senior Subordinated Notes:
230,000	8.500% due 10/1/13	207,000
127,000	7.375% due 2/1/15	107,633
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	335,156

	Total Household Products	950,864

Independent Power Producers & Energy Traders — 2.8%
155,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	155,114
	AES Corp.:
	Senior Notes:
400,000	8.750% due 6/15/08	415,000
175,000	9.500% due 6/1/09	188,125
300,000	9.375% due 9/15/10	327,750
140,000	8.875% due 2/15/11	151,725
380,000	7.750% due 3/1/14	404,700
130,000	Senior Secured Notes, 9.000% due 5/15/15 (c)	140,238

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Independent Power Producers & Energy Traders — 2.8% (continued)
$375,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (b)(d)	$403,125
	Dynegy Holdings Inc.:
750,000	Senior Debentures, 7.625% due 10/15/26	718,125
55,000	Senior Notes, 8.375% due 5/1/16	57,475
	Edison Mission Energy, Senior Notes:
1,100,000	7.730% due 6/15/09	1,146,750
70,000	7.500% due 6/15/13	72,975
460,000	7.750% due 6/15/16	483,000
950,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	966,625
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	275,688
1,355,000	7.375% due 2/1/16	1,358,387
135,000	7.375% due 1/15/17	135,000

	Total Independent Power Producers & Energy Traders	7,399,802

Industrial Conglomerates — 0.3%
342,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	372,780
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (b)(f)(h)	0
450,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	480,938

	Total Industrial Conglomerates	853,718

Insurance — 0.4%
870,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	937,425

Internet & Catalog Retail — 0.3%
170,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	165,538
656,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	660,100

	Total Internet & Catalog Retail	825,638

IT Services — 0.5%
	Sungard Data Systems Inc.:
479,000	Senior Notes, 9.125% due 8/15/13	504,746
810,000	Senior Subordinated Notes, 10.250% due 8/15/15	862,650

	Total IT Services	1,367,396

Leisure Equipment & Products — 0.1%
405,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	402,975

Machinery — 0.4%
50,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	50,625
235,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	228,538
130,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	142,025
591,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 13.574% due 4/15/14	523,035

	Total Machinery	944,223

Media — 7.1%
	Affinion Group Inc.:
860,000	Senior Notes, 10.125% due 10/15/13	913,750
75,000	Senior Subordinated Notes, 11.500% due 10/15/15	79,500
	AMC Entertainment Inc.:
80,000	Senior Notes, Series B, 8.625% due 8/15/12	83,000
920,000	Senior Subordinated Notes, 11.000% due 2/1/16	1,020,050
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
650,000	Senior Notes, 11.750% due 5/15/14	568,750
24,000	Senior Secured Notes, 11.000% due 10/1/15 (c)	23,520
780,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	768,300

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Media — 7.1% (continued)
	CCH II LLC/CCH II Capital Corp., Senior Notes:
$680,000	10.250% due 9/15/10	$714,000
511,000	10.250% due 10/1/13 (c)	536,550
150,000	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.238% due 1/15/12	137,250
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
45,000	9.920% due 4/1/11	40,500
180,000	11.750% due 5/15/11	167,400
300,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (c)	313,125
635,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (c)	627,062
	CSC Holdings Inc.:
920,000	Senior Debentures, Series B, 8.125% due 8/15/09	955,650
	Senior Notes:
375,000	6.750% due 4/15/12 (c)	370,312
50,000	Series B, 7.625% due 4/1/11	51,188
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	695,325
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
325,000	8.375% due 3/15/13	339,219
150,000	6.375% due 6/15/15	145,500
	EchoStar DBS Corp., Senior Notes:
250,000	7.000% due 10/1/13 (c)	250,625
450,000	6.625% due 10/1/14	437,625
1,290,000	7.125% due 2/1/16	1,286,775
	Houghton Mifflin Co.:
515,000	Senior Discount Notes, step bond to yield 11.012% due 10/15/13	493,112
235,000	Senior Subordinated Notes, 9.875% due 2/1/13	257,913
300,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	259,500
130,000	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (c)(d)	131,300
845,000	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	935,837
675,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	658,969
650,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	698,750
455,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	450,450
200,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	203,500
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13	96,250
200,000	Series A-2, 6.875% due 1/15/13	192,500
650,000	Senior Notes, Series A-3, 8.875% due 1/15/16	685,750
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)	109,500
225,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	246,375
375,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	388,594
	Rainbow National Services LLC:
760,000	Senior Notes, 8.750% due 9/1/12 (c)	801,800
100,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	111,500
	Rogers Cable Inc.:
260,000	Secured Notes, 5.500% due 3/15/14	247,325
	Senior Secured Second Priority Notes:
200,000	6.250% due 6/15/13	200,000
140,000	6.750% due 3/15/15	142,800
465,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	481,275

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Media — 7.1% (continued)
$125,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	$121,563
	XM Satellite Radio Inc.:
150,000	9.871% due 5/1/13 (d)	145,500
340,000	9.750% due 5/1/14	338,300

	Total Media	18,923,339

Metals & Mining — 1.7%
50,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	55,875
600,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (c)	608,130
910,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,012,375
405,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (c)	427,275
	Vale Overseas Ltd., Notes:
450,000	6.250% due 1/11/16	457,190
801,000	8.250% due 1/17/34	954,509
910,000	6.875% due 11/21/36	933,779

	Total Metals & Mining	4,449,133

Multiline Retail — 0.5%
925,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	1,027,906
225,000	Saks Inc., Notes, 9.875% due 10/1/11	250,875

	Total Multiline Retail	1,278,781

Office Electronics — 0.3%
700,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	721,000

Oil, Gas & Consumable Fuels — 7.8%
765,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	784,125
	Chesapeake Energy Corp., Senior Notes:
1,390,000	6.625% due 1/15/16	1,379,575
100,000	6.875% due 1/15/16	100,625
170,000	6.500% due 8/15/17	163,200
812,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	857,675
120,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	124,981
165,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	166,238
	El Paso Corp.:
	Medium-Term Notes:
970,000	7.800% due 8/1/31	1,033,050
875,000	7.750% due 1/15/32	931,875
825,000	Notes, 7.875% due 6/15/12	870,375
350,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (d)	380,370
770,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	766,150
1,240,000	Gaz Capital For Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (c)	1,250,850
450,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	471,375
375,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	392,812
635,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	625,475
260,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	253,500
70,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	73,763
75,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	76,969
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	330,000
	Pemex Project Funding Master Trust:
715,000	6.125% due 8/15/08	724,652
500,000	Senior Notes, 5.991% due 12/3/12 (c)(d)	502,125
350,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	366,187
1,500,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (c)	1,875,498
1,110,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	1,082,250

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Oil, Gas & Consumable Fuels — 7.8% (continued)
$400,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (c)	$412,000
450,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	434,250
820,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)	832,300
30,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	30,150
420,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	416,850
200,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	212,000
725,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	728,625
	Williams Cos. Inc.:
	Notes:
1,400,000	7.875% due 9/1/21	1,501,500
260,000	8.750% due 3/15/32	293,150
300,000	Senior Notes, 7.625% due 7/15/19	319,500

	Total Oil, Gas & Consumable Fuels	20,764,020

Paper & Forest Products — 1.1%
735,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	738,675
115,000	Domtar Inc., Notes, 5.375% due 12/1/13	101,344
	NewPage Corp.:
	Senior Secured Notes:
180,000	10.000% due 5/1/12	190,350
115,000	11.621% due 5/1/12 (d)	125,062
500,000	Senior Subordinated Notes, 12.000% due 5/1/13	530,000
140,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (c)	140,700
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	570,000
470,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (c)	491,150

	Total Paper & Forest Products	2,887,281

Pharmaceuticals — 0.6%
720,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	734,400
775,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	747,875

	Total Pharmaceuticals	1,482,275

Real Estate Investment Trusts (REITs) — 0.8%
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	20,500
	Host Marriott LP, Senior Notes:
125,000	Series I, 9.500% due 1/15/07	125,469
1,025,000	Series O, 6.375% due 3/15/15	1,013,468
125,000	Series Q, 6.750% due 6/1/16	126,094
295,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	267,712
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
140,000	7.125% due 6/1/15	146,300
115,000	6.500% due 6/1/16	116,869
375,000	6.750% due 4/1/17	384,844

	Total Real Estate Investment Trusts (REITs)	2,201,256

Real Estate Management & Development — 0.0%
105,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	90,825

Road & Rail — 0.4%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
805,000	9.375% due 5/1/12	865,375
30,000	12.500% due 6/15/12	32,775
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	101,500

	Total Road & Rail	999,650

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Semiconductors & Semiconductor Equipment — 0.3%
$725,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (c)	$730,438

Software — 0.3%
335,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (c)	314,900
490,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.348% due 6/1/11 (c)(d)(g)	519,400

	Total Software	834,300

Specialty Retail — 0.5%
	AutoNation Inc., Senior Notes:
185,000	7.374% due 4/15/13 (d)	185,925
95,000	7.000% due 4/15/14	95,475
365,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	353,137
240,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	262,800
150,000	Linens’n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (d)	147,375
	Michaels Stores Inc.:
135,000	Senior Subordinated Notes, 11.375% due 11/1/16 (c)	139,050
135,000	Subordinated Notes, step bond to yield 13.236% due 11/1/16 (c)	73,575

	Total Specialty Retail	1,257,337

Textiles, Apparel & Luxury Goods — 0.6%
980,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,052,275
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	334,750
425,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	325,125

	Total Textiles, Apparel & Luxury Goods	1,712,150

Tobacco — 0.1%
320,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	340,800

Trading Companies & Distributors — 0.7%
315,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	338,625
500,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	518,750
690,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	748,650
355,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (c)	367,425

	Total Trading Companies & Distributors	1,973,450

Transportation Infrastructure — 0.0%
40,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (c)	40,100

Wireless Telecommunication Services — 0.9%
200,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	207,000
130,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (c)	132,762
680,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	702,787
70,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	74,025
190,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	202,350
510,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	541,875
500,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	542,500

	Total Wireless Telecommunication Services	2,403,299

	TOTAL CORPORATE BONDS & NOTES (Cost — $162,021,353)	162,490,027

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
$987,700	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(f)(h) (Cost — $987,700)	$0

CONVERTIBLE BOND & NOTE — 0.1%
Wireless Telecommunication Services — 0.1%
325,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost — $198,557)	325,406

SOVEREIGN BONDS — 36.2%
Argentina — 1.7%
	Republic of Argentina:
4,199,250	5.590% due 8/3/12 (d)	3,923,311
5,670,000	GDP Linked Securities, 0.624% due 12/15/35 (d)	731,714

	Total Argentina	4,655,025

Brazil — 7.1%
	Federative Republic of Brazil:
3,124,000	11.000% due 8/17/40 (e)	4,155,701
	Collective Action Securities:
2,185,000	8.750% due 2/4/25	2,682,087
10,655,000	Notes, 8.000% due 1/15/15 (e)	11,893,644

	Total Brazil	18,731,432

Colombia — 1.6%
	Republic of Colombia:
1,451,000	10.000% due 1/23/12 (e)	1,708,552
525,000	10.750% due 1/15/13	648,900
63,000	10.375% due 1/28/33	88,358
1,625,000	7.375% due 9/18/37	1,698,125

	Total Colombia	4,143,935

Ecuador — 0.6%
1,631,000	Republic of Ecuador, 10.000% due 8/15/30 (c)	1,524,985

El Salvador — 0.8%
	Republic of El Salvador:
1,555,000	7.750% due 1/24/23 (c)	1,796,025
330,000	8.250% due 4/10/32 (c)	394,350

	Total El Salvador	2,190,375

Indonesia — 0.2%
500,000	Republic of Indonesia, 8.500% due 10/12/35 (c)	606,250

Malaysia — 0.6%
352,000	Federation of Malaysia, 8.750% due 6/1/09	383,571
1,092,000	Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (c)	1,121,872

	Total Malaysia	1,505,443

Mexico — 6.4%
	United Mexican States:
800,000	11.375% due 9/15/16	1,156,200
	Medium-Term Notes:
8,330,000	5.625% due 1/15/17	8,379,980
1,795,000	8.300% due 8/15/31	2,310,165
	Series A:
125,000	6.375% due 1/16/13	132,000
234,000	5.875% due 1/15/14	241,079

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Mexico — 6.4% (continued)
$2,646,000	6.625% due 3/3/15 (e)	$2,848,419
1,355,000	8.000% due 9/24/22	1,659,197
245,000	7.500% due 4/8/33	290,876

	Total Mexico	17,017,916

Panama — 1.0%
	Republic of Panama:
4,000	9.625% due 2/8/11	4,593
1,625,000	7.250% due 3/15/15	1,754,187
243,000	9.375% due 4/1/29	325,620
490,000	6.700% due 1/26/36	505,068

	Total Panama	2,589,468

Peru — 0.9%
	Republic of Peru, PDI:
2,067,200	5.000% due 3/7/17 (d)	2,051,696
354,920	5.000% due 3/7/17 (c)(d)	353,145

	Total Peru	2,404,841

Philippines — 0.5%
	Republic of the Philippines:
548,000	10.625% due 3/16/25 (e)	774,050
195,000	9.500% due 2/2/30	255,816
399,000	7.750% due 1/14/31	443,638

	Total Philippines	1,473,504

Russia — 7.2%
	Russian Federation:
1,455,000	11.000% due 7/24/18 (c)	2,118,480
540,000	12.750% due 6/24/28 (c)	984,825
14,040,540	5.000% due 3/31/30 (c)	15,979,890

	Total Russia	19,083,195

South Africa — 0.7%
1,775,000	Republic of South Africa, 6.500% due 6/2/14 (e)	1,888,156

Turkey — 3.0%
	Republic of Turkey:
2,077,000	11.500% due 1/23/12	2,539,132
205,000	11.000% due 1/14/13	250,818
900,000	7.250% due 3/15/15	928,350
78,000	7.000% due 6/5/20	78,098
1,551,000	11.875% due 1/15/30 (e)	2,365,275
416,000	Bonds, 7.000% due 9/26/16	420,680
	Collective Action Securities, Notes:
463,000	9.500% due 1/15/14	537,080
360,000	7.375% due 2/5/25	365,400
381,000	Notes, 6.875% due 3/17/36	359,092

	Total Turkey	7,843,925

Uruguay — 0.6%
1,431,761	Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,535,564

Venezuela — 3.3%
	Bolivarian Republic of Venezuela:
3,575,000	8.500% due 10/8/14 (e)	3,999,531
2,321,000	5.750% due 2/26/16 (e)	2,173,617
233,000	7.650% due 4/21/25	246,223

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security (a)	Value
Venezuela — 3.3% (continued)
	Collective Action Securities:
$1,129,000	9.375% due 1/13/34	$1,441,733
675,000	Notes, 10.750% due 9/19/13	834,806

	Total Venezuela	8,695,910

	TOTAL SOVEREIGN BONDS (Cost — $89,073,091)	95,889,924

U.S. GOVERNMENT & AGENCY OBLIGATION — 0.8%
U.S. Government Obligations — 0.8%
1,990,000	U.S. Treasury Notes, 5.125% due 5/15/16 (Cost — $2,021,171)	2,090,433

Shares
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc. (f)(h)*	13,492
10,194	Mattress Discounters Corp. (f)(h)*	0

	TOTAL CONSUMER DISCRETIONARY	13,492

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
688	Imperial Sugar Co.	15,852

INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (f)(h)*	0

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (f)(h)*	0

MATERIALS — 0.1%
Chemicals — 0.1%
12,121	Applied Extrusion Technologies Inc., Class A Shares *	72,726

	TOTAL COMMON STOCKS (Cost — $1,577,994)	102,070

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
12	Anvil Holdings Inc., Class B, 13.000% (f)(h)*	63

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
828	Chesapeake Energy Corp., Convertible	233,289

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
6,800	Preferred Plus, Series FRD-1, 7.400%	116,552
300	Saturns, Series F 2003-5, 8.125%	5,850
4,091	TCR Holdings Corp., Class B Shares, 0.000% (f)(h)*	4
2,250	TCR Holdings Corp., Class C Shares, 0.000% (f)(h)*	2
5,932	TCR Holdings Corp., Class D Shares, 0.000% (f)(h)*	6
12,271	TCR Holdings Corp., Class E Shares, 0.000% (f)(h)*	13

	TOTAL FINANCIALS	122,427

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Shares	Security (a)	Value
PREFERRED STOCKS — 0.1% (continued)
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc., 0.000% (h)*	$0

	TOTAL PREFERRED STOCKS (Cost — $319,562)	355,779

ESCROWED SHARES(f)(h) — 0.0%
1,750,000	Breed Technologies Inc. *	0
625,000	Pillowtex Corp. *	0
397,208	Vlasic Foods International Inc. *	7,944

	TOTAL ESCROWED SHARES (Cost — $0)	7,944

Warrants
WARRANTS — 0.1%
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	297,703
1,837,246	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), (f)(h)*	6
1,000	Mattress Discounters Co., Expires 7/15/07(c)(f)(h)*	0
4,202	Pillowtex Corp., Expires 11/24/09(f)(h)*	0
750	UbiquiTel Inc., Expires 4/15/10(c)(h)*	7

	TOTAL WARRANTS (Cost — $44,998)	297,716

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $256,244,426)	261,559,299

Face Amount
SHORT-TERM INVESTMENT — 1.3%
Repurchase Agreement — 1.3%
$3,443,000	Nomura Securities International Inc. repurchase agreement dated 11/30/06, 5.280% due 12/1/06; Proceeds at maturity - $3,443,505; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 8.125% due 12/7/06 to 8/15/19; Market value - $3,512,527 (Cost — $3,443,000)	3,443,000

	TOTAL INVESTMENTS — 100.0% (Cost — $259,687,426#)	$265,002,299

*	Non-income producing security.
(a)	All securities are segregated as collateral pursuant to a revolving credit facility, extended settlements and for reverse repurchase agreements.
(b)	Security is currently in default.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(f)	Illiquid security.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
GDP - Gross Domestic Product
PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) (formerly known as Salomon Brothers Global Partners Income Fund Inc.) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company on September 3, 1993 Act of 1940, as amended, (the "1940 Act"). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,135,755
Gross unrealized depreciation	(7,820,882)
Net unrealized appreciation	$5,314,873

Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$ 21,728,754	3.50%	$ 34,858,841

Interest rates on reverse repurchase agreements ranged from 0.35% to 5.30% during the period ended November 30, 2006.

At November 30, 2006, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$670,826	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	10/27/06 bearing 4.000% to be repurchased at $674,925 on 12/21/06,
	collateralized by: $486,000 Republic of Turkey, 11.875% due 1/15/30;
	Market value (including accrued interest) - $762,949	$670,826

693,001	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/1/06 bearing 5.000% to be repurchased at $697,813 on 12/21/06,
	collateralized by: $548,000 Republic of the Philippines, 10.625% due 3/16/25;
	Market value (including accrued interest) - $786,274	693,001

1,584,782	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/20/06 bearing 5.100% to be repurchased at a date and an amount to be determined,
	collateralized by: $1,451,000 Republic of Colombia, 10.000% due 1/23/12;
	Market value (including accrued interest) - $1,760,205	1,584,782

1,944,534	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/20/06 bearing 5.200% to be repurchased at $1,953,241 on 12/21/06,
	collateralized by: $2,321,000 Bolivarian Republic of Venezuela, 5.750% due
	2/26/16; Market value (including accrued interest) - $2,208,722	1,944,534

1,734,175	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/20/06 bearing 5.250% to be repurchased at $1,742,015 on 12/21/06,
	collateralized by: $1,775,000 Republic of South Africa, 6.500% due 6/2/14;
	Market value (including accrued interest) - $1,945,529	1,734,175

1,535,760	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/20/06 bearing 5.250% to be repurchased at a date and an amount to be determined,
	collateralized by: $1,620,000 Russian Agricultural Bank, Notes, 7.175% due
	5/16/13; Market value (including accrued interest) - $1,724,041	1,535,760

3,614,683	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/20/06 bearing 5.250% to be repurchased at $3,631,024 on 12/21/06,
	collateralized by: $3,575,000 Bolivarian Republic of Venezuela, 8.500% due
	10/8/14; Market value (including accrued interest) - $4,044,612	3,614,683

2,581,967	Reverse Repurchase Agreement with Credit Suisse First Boston, dated
	11/20/06 bearing 5.300% to be repurchased at a date and an amount to be determined,
	collateralized by: $2,646,000 United Mexican States, Medium-Term Notes,
	Series A, 6.625% due 3/3/15; Market value (including accrued interest)
	- $2,891,517	2,581,967

685,276	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated
	11/16/06 bearing 2.750% to be repurchased at a date and an amount to be determined,
	collateralized by: $490,000 Republic of Turkey, 11.875% due

	1/15/30; Market value (including accrued interest) - $769,228	685,276

874,575	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated
	10/17/06 bearing 1.450% to be repurchased at a date and an amount to be determined,
	collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30
	Market value (including accrued interest) – $902,666	874,575

10,095,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated
	10/18/06 bearing 5.150% to be repurchased at $10,187,425 on 12/21/06,
	collateralized by: $10,000,000 Federative Republic of Brazil, 8.000% due
	1/15/15; Market value (including accrued interest) - $11,464,674	10,095,000

3,706,983	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated
	11/24/06 bearing 5.150% to be repurchased at $3,710,695 on 12/1/06,
	collateralized by: $3,044,000 Federative Republic of Brazil,
	Notes, 11.000% due 8/17/40; Market value (including accrued interest) - $4,145,730	3,706,983

	Total Reverse Repurchase Agreements
	(Proceeds — $29,721,562)	$29,721,562

3.  Loan

At November 30, 2006, the Fund had a $35,000.000 loan available and outstanding pursuant to an amended and restated revolving credit and security agreement, dated as of November 20, 2006, with Panterra Funding, LLC (the “Lender”) and Citibank NA as a secondary lender, for which Citicorp North America, Inc. acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total amount of the loan available, whether used or unused. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 29, 2007